Properties, Plants, and Equipment, Net	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Properties, Plants, and Equipment, Net

H. Properties, Plants, and Equipment, Net

December 31,	2015	2014
Land and land rights, including mines	$333	$383
Structures:
Bauxite	986	1,335
Alumina	2,405	2,768
Aluminum	3,345	3,520
Cast Products	260	244
Energy	530	656
Rolled Products	256	255
Other	328	381

	8,110	9,159

Machinery and equipment:
Bauxite	401	496
Alumina	3,717	4,173
Aluminum	6,480	6,911
Cast Products	435	391
Energy	980	1,009
Rolled Products	872	865
Other	306	321

	13,191	14,166

	21,634	23,708
Less: accumulated depreciation, depletion, and amortization	12,728	12,942

	8,906	10,766
Construction work-in-progress	484	560

	$9,390	$11,326

As of December 31, 2015 and 2014, the net carrying value of temporarily idled smelting assets was $324 and $419, representing 778 kmt and 665 kmt of idle capacity, respectively. Also, as of December 31, 2015 and 2014, the net carrying value of temporarily idled refining assets was $53 and $62, representing 2,801 kmt and 1,216 kmt of idle capacity, respectively.